Acquisition Of Additional Ownership Interest In Syncrude (Details) - Syncrude - CAD CAD in Millions		6 Months Ended	12 Months Ended
	Jun. 23, 2016	Dec. 31, 2016	Dec. 31, 2016
Disclosure of detailed information about business combination [line items]
Percentage of additional working interest acquired	5.00%
Share in joint operation	53.74%
Assets acquired
Accounts receivable	CAD 8.0
Inventory	19.0
Property, plant and equipment	1,330.0
Exploration and evaluation	82.0
Total assets acquired	1,439.0
Liabilities assumed
Accounts payable and other liabilities	(29.0)
Employee future benefits	(49.0)
Decommissioning provision	(187.0)
Deferred income taxes	(228.0)
Total liabilities assumed	(493.0)
Net assets acquired	CAD 946.0
Contribution to gross revenues		CAD 191.0
Contribution to consolidated net income		CAD 7.0
Proforma revenue contributed by acquired entity if acquisition had occurred at the beginning of year			CAD 275.0
Proforma net loss contributed by acquired entity if acquisition had occurred at the beginning of year			26.0
Proforma gross revenues			27,000.0
Proforma net income			CAD 412.0